Submission	Dec. 11, 2024
Submission [Line Items]
Central Index Key	0001281895
Registrant Name	Rocket Pharmaceuticals, Inc.
Registration File Number	333-281606
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES